SUBSEQUENT EVENTS (DWAC) (Details)												12 Months Ended
	Mar. 22, 2024 $ / shares shares	Mar. 18, 2024 USD ($)	Mar. 08, 2024	Mar. 05, 2024	Feb. 27, 2024 USD ($)	Feb. 08, 2024 USD ($) $ / shares shares	Feb. 07, 2024 $ / shares shares	Feb. 06, 2024 USD ($) PromissoryNote	Jan. 22, 2024 USD ($) $ / shares shares	Oct. 20, 2023	Sep. 08, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 26, 2024	Feb. 21, 2024 USD ($)	Jan. 18, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 28, 2023 USD ($)	Nov. 24, 2023 USD ($)	Nov. 20, 2023 $ / shares	Sep. 05, 2023 $ / shares shares	Aug. 23, 2023 USD ($)	Jul. 07, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 06, 2023 USD ($)	Nov. 22, 2022 $ / shares shares	Jan. 31, 2022 shares	Oct. 31, 2021 shares	Feb. 08, 2021 shares
Subsequent Events [Abstract]
Common shares, shares issued												100,000,000	100,000,000														100,000,000	100,000,000	10,000
Common shares, shares outstanding												100,000,000	100,000,000														100,000,000	100,000,000	10,000
Convertible Promissory Notes [Member]
Subsequent Events [Abstract]
Aggregate principal amount | $												$ 40,700,000	$ 38,200,000				$ 1,000,000	$ 500,000	$ 500,000			$ 2,500,000	$ 6,000,000	$ 2,000,000	$ 2,000,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Events [Abstract]
Aggregate principal amount | $									$ 1,000,000						$ 1,205,000
Digital World Acquisition Corp. [Member]
Subsequent Events [Abstract]
Number of warrants in a unit											1
Term of plaintiff allegation										6 months
Amount drawn | $												$ 1,773,000	$ 503,441
Digital World Acquisition Corp. [Member] | Public Stockholders [Member]
Subsequent Events [Abstract]
Ownership percentage														21.90%
Digital World Acquisition Corp. [Member] | Convertible Notes [Member]
Subsequent Events [Abstract]
Debt instrument conversion price | $ / shares												$ 10								$ 10
Digital World Acquisition Corp. [Member] | Common Class A [Member]
Subsequent Events [Abstract]
Temporary equity stock shares subject to redemption																					28,745					5,658
Temporary equity, redemption price per share | $ / shares												$ 10.75	$ 10.4								$ 10.68					$ 10.41
Digital World Acquisition Corp. [Member] | Digital World Class A Common Stock [Member] | Convertible Notes [Member]
Subsequent Events [Abstract]
Common shares, shares outstanding												1
Digital World Acquisition Corp. [Member] | IPO [Member] | Common Class A [Member]
Subsequent Events [Abstract]
Number of shares in a unit											1
Digital World Acquisition Corp. [Member] | IPO [Member] | Common Class A [Member] | Public Warrants [Member]
Subsequent Events [Abstract]
Number of shares issuable per warrant											1
Exercise price of warrant (in dollars per share) | $ / shares											$ 11.5
Digital World Acquisition Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Number of promissory notes | PromissoryNote								6
Debt instrument interest rate								0.00%
Temporary equity stock shares subject to redemption	4,939
Temporary equity, par value (per share) | $ / shares	$ 0.0001
Temporary equity, redemption price per share | $ / shares	$ 10.92
Common shares, shares issued	136,700,583
Common shares, shares outstanding	136,700,583
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | President [Member]
Subsequent Events [Abstract]
Ownership percentage														57.30%
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events [Abstract]
Amount drawn | $						$ 40,000,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Public Warrants [Member]
Subsequent Events [Abstract]
Common stock in connection with future issuance	46,250,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Private Warrants [Member]
Subsequent Events [Abstract]
Warrants issuable in connection with digital world alternative financing notes	3,125,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Patrick Orlando [Member]
Subsequent Events [Abstract]
Conversion rate				2	1.34
Penalty amount | $					$ 18,000,000
Claimed conversion rate					1.78
Period for court to resolve action			150 days
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Events [Abstract]
Debt instrument interest rate						8.00%
Number of warrants in a unit						0.5
Debt instrument conversion price | $ / shares						$ 8
Number of redemption right notice days						10 days
Percentage of redemption price						130.00%
Number of trading days						3 days
Number of Consecutive Trading Days						15 days
Percentage of investors commitment						20.00%
Percentage of final drawdown of investors commitment						80.00%
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Number of shares issued indemnification provisions under merger agreement	614,640
Number of shares issued pursuant to disputed shares escrow agreement	4,667,033
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Common Class A [Member] | Convertible Promissory Notes [Member]
Subsequent Events [Abstract]
Number of shares in a unit						1
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Digital World Class A Common Stock [Member]
Subsequent Events [Abstract]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Temporary equity, par value (per share) | $ / shares	$ 0.0001
Temporary equity, redemption price per share | $ / shares	$ 11.5
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Digital World Class B Common Stock [Member]
Subsequent Events [Abstract]
Convertible notes issued (in shares)	1.348
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Abstract]
Aggregate principal amount | $								$ 770,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Maximum [Member] | Convertible Promissory Notes [Member]
Subsequent Events [Abstract]
Aggregate principal amount | $						$ 50,000,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Board of Directors and Officers [Member]
Subsequent Events [Abstract]
Debt instrument interest rate									0.00%
Debt instrument conversion price | $ / shares									$ 10
Convertible notes issued (in shares)									9,651,250
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Renatus LLC [Member]
Subsequent Events [Abstract]
Amount drawn | $		$ 625,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Warrant Subscription Agreement [Member] | IPO [Member]
Subsequent Events [Abstract]
Warrants issued (in shares)							3,050,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Warrant Subscription Agreement [Member] | IPO [Member] | Common Class A [Member]
Subsequent Events [Abstract]
Number of shares issuable per warrant							1
Exercise price of warrant (in dollars per share) | $ / shares							$ 11.5
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Services Agreement [Member]
Subsequent Events [Abstract]
Expense reimbursement claim | $																$ 1,000,000
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Trump Media Technology Group Securityholders [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Number of shares issued	95,354,534
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Trump Media Technology Group Convertible Notes Holder [Member]
Subsequent Events [Abstract]
Number of shares issued	7,854,534
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Digital World Convertible Notes Holder [Member] | Private Warrants [Member]
Subsequent Events [Abstract]
Number of shares issued	3,424,510
Digital World Acquisition Corp. [Member] | Subsequent Event [Member] | Digital World Convertible Notes Holder [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Number of shares issued	1,709,145